Submission	Aug. 02, 2024
Submission [Line Items]
Central Index Key	0001603145
Registrant Name	NextEra Energy Partners, LP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES